Equity and stock-based compensation (Details 4) (USD $)	12 Months Ended
	Dec. 18, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restricted Units | Series B-1 Units
Number of shares
Outstanding at the beginning of the period (in shares)	1,419,000	1,419,000	2,899,000	4,221,000
Vested (in shares)	(1,043,000)		(1,055,000)	(1,242,000)
Forfeited (in shares)	(10,000)		(425,000)	(80,000)
Outstanding at the end of the period (in shares)	366,000		1,419,000	2,899,000
Weighted average fair value (in dollars per share)
Balance at the beginning of the period (in dollars per share)	$ 0.36	$ 0.36	0.33	0.34
Vested (in dollars per share)	$ 0.24		0.27	0.26
Forfeited (in dollars per share)	$ 0.35		0.64	1.75
Balance at the end of period (in dollars per share)	$ 0.68		0.36	0.33
Weighted average grant date fair values and intrinsic values of Restricted Units
Weighted average grant date fair value (in dollars per share)	$ 0.24		0.27
Total intrinsic value of units vested (in dollars)	$ 2,736,000		431,000
Restricted Units | Series B-2 Units
Number of shares
Outstanding at the beginning of the period (in shares)	942,000	942,000	1,513,000	1,975,000
Granted (in shares)				54,000
Vested (in shares)	(453,000)		(483,000)	(502,000)
Forfeited (in shares)	(17,000)		(88,000)	(14,000)
Outstanding at the end of the period (in shares)	472,000		942,000	1,513,000
Weighted average fair value (in dollars per share)
Balance at the beginning of the period (in dollars per share)	$ 2.10	$ 2.10	2.10	2.16
Vested (in dollars per share)	$ 2.13		2.12	2.12
Forfeited (in dollars per share)			2.17	2.23
Balance at the end of period (in dollars per share)	$ 2.08		2.10	2.10
Weighted average grant date fair values and intrinsic values of Restricted Units
Weighted average grant date fair value (in dollars per share)	$ 2.13		2.12
Total intrinsic value of units vested (in dollars)	965,000
Restricted Units | Series C Units
Number of shares
Outstanding at the beginning of the period (in shares)	2,129,000	2,129,000	3,965,000	5,581,000
Vested (in shares)	(1,346,000)		(1,416,000)	(1,536,000)
Forfeited (in shares)			(420,000)	(80,000)
Outstanding at the end of the period (in shares)	783,000		2,129,000	3,965,000
Weighted average grant date fair values and intrinsic values of Restricted Units
Total intrinsic value of units vested (in dollars)	236,000
Restricted Units | Series D Units
Number of shares
Outstanding at the beginning of the period (in shares)	6,745,000	6,745,000	3,671,000
Granted (in shares)	2,256,000		5,530,000	4,644,000
Vested (in shares)	(2,345,000)		(1,983,000)	(930,000)
Forfeited (in shares)	(78,000)		(473,000)	(43,000)
Outstanding at the end of the period (in shares)	6,578,000		6,745,000	3,671,000
Weighted average fair value (in dollars per share)
Granted (in dollars per share)	$ 0.67
Vested (in dollars per share)	$ 0.13
Forfeited (in dollars per share)	$ 0.05
Balance at the end of period (in dollars per share)	$ 0.18
Weighted average grant date fair values and intrinsic values of Restricted Units
Weighted average grant date fair value (in dollars per share)	$ 0.13
Total intrinsic value of units vested (in dollars)	1,038,000
Restricted Units | Series E Units
Number of shares
Outstanding at the beginning of the period (in shares)	4,016,000	4,016,000	4,789,000
Granted (in shares)	170,000		756,000	5,996,000
Vested (in shares)	(1,322,000)		(1,349,000)	(1,199,000)
Forfeited (in shares)	(2,000)		(180,000)	(8,000)
Outstanding at the end of the period (in shares)	2,862,000		4,016,000	4,789,000
Weighted average fair value (in dollars per share)
Granted (in dollars per share)		$ 0.05
Weighted average grant date fair values and intrinsic values of Restricted Units
Total intrinsic value of units vested (in dollars)	14,000
Restricted Units | Series F Units
Number of shares
Granted (in shares)	5,340,000
Vested (in shares)	(1,068,000)
Forfeited (in shares)	(14,000)
Outstanding at the end of the period (in shares)	4,258,000
Weighted average fair value (in dollars per share)
Granted (in dollars per share)	$ 1.46
Vested (in dollars per share)	$ 1.34
Forfeited (in dollars per share)	$ 1.46
Balance at the end of period (in dollars per share)	$ 1.46
Weighted average grant date fair values and intrinsic values of Restricted Units
Weighted average grant date fair value (in dollars per share)	$ 1.34
Total intrinsic value of units vested (in dollars)	1,558,000
Restricted Units | Series G Units
Number of shares
Granted (in shares)	1,197,000
Vested (in shares)	(219,000)
Forfeited (in shares)	(140,000)
Outstanding at the end of the period (in shares)	838,000
Weighted average fair value (in dollars per share)
Granted (in dollars per share)	$ 5.12
Vested (in dollars per share)	$ 5.12
Forfeited (in dollars per share)	$ 5.12
Balance at the end of period (in dollars per share)	$ 5.12
Weighted average grant date fair values and intrinsic values of Restricted Units
Weighted average grant date fair value (in dollars per share)	$ 5.12
Total intrinsic value of units vested (in dollars)	1,123,000
Restricted Units | BOE Incentive Units
Number of shares
Granted (in shares)	766,000
Vested (in shares)	(140,000)
Forfeited (in shares)	(90,000)
Outstanding at the end of the period (in shares)	536,000
Weighted average fair value (in dollars per share)
Granted (in dollars per share)	$ 3.36
Vested (in dollars per share)	$ 3.37
Forfeited (in dollars per share)	$ 3.36
Balance at the end of period (in dollars per share)	$ 3.37
Weighted average grant date fair values and intrinsic values of Restricted Units
Weighted average grant date fair value (in dollars per share)	$ 3.37
Total intrinsic value of units vested (in dollars)	472,000
Restricted units and restricted stock awards
Weighted average grant date fair values and intrinsic values of Restricted Units
Unrecognized equity and stock-based compensation expense		$ 13,000,000	2,100,000	3,700,000
Weighted average period over which unrecognized equity and stock-based compensation expense is expected to be recognized		1 year 6 months	1 year 6 months	1 year 6 months